Equity	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Equity
25.	EQUITY

a.	Share capital

Ordinary shares

	December 31
	2017	2018

Numbers of shares authorized (in thousands)	10,000,000	5,000,000

Numbers of shares reserved (in thousands)
Employee share options	800,000	400,000

Number of shares issued and fully paid (in thousands)	8,738,079	4,321,714

	December 31
	2017	2018
	NT$	NT$	US$ (Note 4)

Share capital authorized	$100,000,000	$50,000,000	$1,633,453

Share capital reserved
Employee share options	$8,000,000	$4,000,000	$130,676

Share capital issued and fully paid	$87,380,787	$43,217,144	$1,411,864

As disclosed in Note 1, the Company acquired 100% shareholdings of ASE through share exchange at an exchange ratio of 1 ordinary share of ASE for 0.5 ordinary share of the Company. The holders of issued ordinary shares with par value NT$10 per share are entitled the right to vote and receive dividends, except the shares held by the Group’s subsidiaries which are not entitled the right to vote. Before the share exchange, 500,000 thousand ordinary shares included in ASE’s authorized shares as of December 31, 2017 were not yet required to complete the share registration process.

In December 2016, ASE’s board of directors approved the issuance of 300,000 thousand ordinary shares for cash capital increase at NT$34.3 per share. ASE has completed the registration formalities for the cash capital increase.

As disclosed in Note 22, there were 424,258 thousand ordinary shares issued under the conversion of Bonds in 2017. The record dates of 101,164 thousand and 323,094 thousand ordinary shares were July 13, 2017 and October 13, 2017, respectively. ASE has completed the registration formalities.

American Depositary Receipts

ASE issued ADSs and each ADS represents 5 ordinary shares of ASE. On April 30, 2018, ASE’s ADSs were fully exchanged to the Company’s ADSs and each of the Company’s ADS represents 2 ordinary shares of the Company. As of December 31, 2017 and 2018, 115,261 thousand and 140,042 thousand ADSs were outstanding and represented approximately 576,305 thousand ordinary shares of ASE and 280,085 thousand ordinary shares of the Company, respectively.

b.	Capital surplus

	December 31
	2017	2018
	NT$	NT$	US$ (Note 4)

May be used to offset a deficit, distributed as cash dividends, or transferred to share capital (1)

Issuance of ordinary shares	$21,553,853	$12,906,401	$421,640
Merger by share exchange	-	117,693,658	3,844,942
Conversion of bonds payable	1,930,066	-	-
Difference between consideration and the carrying amount of the subsidiaries’ net assets during actual disposal or acquisition	7,176,958	6,034,102	197,128
	30,660,877	136,634,161	4,463,710

	December 31
	2017	2018
	NT$	NT$	US$ (Note 4)

May be used to offset a deficit only

Changes in percentage of ownership interest in subsidiaries (2)	$6,084,895	$3,727,336	$121,768
Treasury share transactions	1,151,345	182,354	5,957
Exercised employee share options	1,089,178	1,366,480	44,642
Expired share options (Notes 22 and 29)	223,454	645,978	21,103
Share of changes in capital surplus of associates	83,733	87,136	2,847
Dividends that the claim period has elapsed and unclaimed by shareholders	-	872	29
	8,632,605	6,010,156	196,346

May not be used for any purpose

Employee share options	960,888	583,542	19,064
Equity component of convertible bonds	214,022	-	-
Others (3)	155,936	48,805	1,594
	1,330,846	632,347	20,658

	$40,624,328	$143,276,664	$4,680,714

1)	Such capital surplus may be used to offset a deficit; in addition, when the Company has no deficit, such capital surplus may be distributed as cash dividends or transferred to share capital (limited to a certain percentage of the Company’s capital surplus and once a year).

2)	Such capital surplus arises from the effect of changes in ownership interest in a subsidiary resulted from equity transactions other than actual disposal or acquisition, or from changes in capital surplus of subsidiaries accounted for using the equity method.

3)	Such capital surplus represents the excess of the carrying amount of related accounts over the par value due to employee share options exercised and the Company has not completed registration formalities.

As disclosed in Note 1, share exchange between the Company and ASE was deemed as an organization restructure under common control and the Company recorded the same amounts of equity which were related to ASE’s assets and liabilities (the “continued equity”) and then recognized capital surplus arising from merger by share exchange in the amount of the excess of ASE’s total equity over the Company’s share capital and the continued equity.

In addition, the Company’s special shareholders’ meeting held in June 2018 resolved to distribute cash in NT$10,795,980 thousand (US$352,695 thousand) from capital surplus arising from issuance of ordinary shares.

c.	Retained earnings and dividend policy

The Articles of Incorporation of the Company (the “Articles”) provides that annual net income shall be distributed in the following order:

1)	Replenishment of deficits;

2)	10.0% as legal reserve;

3)	Special reserve appropriated or reversed in accordance with laws or regulations set forth by the authorities concerned;

4)	Addition or deduction of realized gains or losses on equity instruments at fair value through other comprehensive income.

The Articles also provides the policy of the employees’ compensation and remuneration of directors, refer to employees’ compensation and the remuneration of directors in Note 26(g).

The Company is currently in the mature growth stage. To meet the capital needs for business development now and in the future and satisfy the shareholders’ demand for cash inflows, the Company shall use residual dividend policy to distribute dividends, of which the cash dividend is not lower than 30% of the total dividend distribution, with the remainder to be distributed in shares. A distribution plan is also to be made by the board of directors and passed for resolution in the shareholders’ meeting.

Appropriation of earnings to legal reserve shall be made until the legal reserve equals the Company’s share capital. Legal reserve may be used to offset deficits. If the Company has no deficit and the legal reserve has exceeded 25% of the Company’s share capital, the excess may be transferred to capital or distributed in cash.

Items referred to under Rule No. 1010012865 and Rule No. 1010047490 issued by the FSC and in the directive titled “Questions and Answers for Special Reserves Appropriated Following Adoption of IFRSs” should be appropriated to or reversed from a special reserve by the Company.

d.	Others equity items

1)	Exchange differences on translating foreign operations

	For the Year Ended December 31
	2016	2017	2018
	NT$	NT$	NT$	US$ (Note 4)

Balance at January 1	$4,492,671	$(1,643,623)	$(6,733,659)	$(219,982)
Exchange differences on translating foreign operations	(5,843,856)	(4,952,815)	426,186	13,923
Share from associates and joint venture accounted for using the equity method	(292,438)	(137,221)	136,608	4,463
Disposal of associates and joint venture accounted for using the equity method	-	-	282,291	9,222

Balance at December 31	$(1,643,623)	$(6,733,659)	$(5,888,574)	$(192,374)
2)	Unrealized gain (loss) on available-for-sale financial assets

	For the Year Ended December 31, 2016	For the Year Ended December 31, 2017
	NT$	NT$

Balance at January 1	$588,119	$(197,314)
Unrealized gain (loss) arising on revaluation of available-for-sale financial assets	(257,240)	169,585
Cumulative loss reclassified to profit or loss on impairment of available-for-sale financial assets	-	50,206
Cumulative loss (gain) reclassified to profit or loss on disposal of available-for-sale financial assets	7,512	(1,517)
Share from associates and joint venture accounted for using the equity method	(535,705)	401,610

Balance at December 31	$(197,314)	$422,570

3)	Unrealized gain (loss) on financial assets at FVTOCI

	For the Year Ended December 31, 2018
	NT$	US$ (Note 4)

Balance at January 1 per IAS 39	$422,570	$13,805
Adjustment on initial application of IFRS 9 (Note 3)	(287,053)	(9,377)
Balance at January 1 per IFRS 9	135,517	4,428
Unrealized gain (loss) recognized during the year
Debt instruments	(63,076)	(2,061)
Equity instruments	(398,513)	(13,019)
Share from associates and joint venture accounted for using the equity method	(555,271)	(18,140)
Realized loss (gain) recognized during the year
Disposal of equity instruments and transferred cumulative gain to retained earnings	(1,518)	(50)
Disposal of associates and joint venture accounted for using the equity method	(133,364)	(4,357)
Share from associates and joint venture accounted for using the equity method	1,118	36

Balance at December 31	$(1,015,107)	$(33,163)

e.	Treasury shares (in thousand shares)

	Balance at			Balance at
	January 1	Addition	Decrease	December 31

2016

Shares held by subsidiaries	145,883	-	-	145,883
Shares reserved for bonds conversion	120,000	-	-	120,000

	265,883	-	-	265,883

	Balance at			Balance at
	January 1	Addition	Decrease	December 31

2017

Shares held by subsidiaries	145,883	-	-	145,883
Shares reserved for bonds conversion	120,000	-	-	120,000

	265,883	-	-	265,883

2018

Shares held by subsidiaries	145,883	-	(72,942)	72,941
Shares reserved for bonds conversion	120,000	-	(120,000)	-
Shares repurchased from dissenting shareholders in accordance with Business Mergers And Acquisitions Act	-	1,852	(1,852)	-

	265,883	1,852	(194,794)	72,941

The Company’s shares held by its subsidiaries at each balance sheet date were as follows:

	Shares Held By Subsidiaries	Carrying Amount	Carrying Amount	Fair Value	Fair Value
	(in thousand shares)	NT$	US$ (Note 4)	NT$	US$ (Note 4)

December 31, 2017

ASE Test	88,200	$1,380,721		$3,364,848
J&R Holding	46,704	381,709		1,781,749
ASE Test, Inc.	10,979	196,677		418,840

	145,883	$1,959,107		$5,565,437

December 31, 2018

ASE Test	44,100	$1,380,721	$45,107	$2,571,044	$83,994
J&R Holding	23,352	381,709	12,470	1,361,415	44,476
ASE Test, Inc.	5,489	196,677	6,425	320,031	10,455

	72,941	$1,959,107	$64,002	$4,252,490	$138,925

Fair values of the Company’s shares held by subsidiaries are based on the closing price from an available published price quotation, which is a Level 1 input in terms of IFRS 13, at the balance sheet dates.

In March 2018, ASE’s board of directors approved, in accordance with Business Mergers and Acquisitions Act, to repurchase ASE’s 1,852 thousand ordinary shares at $38.5 per share held by the shareholders dissenting on the share exchange transaction which has been approved by both of ASE and SPIL’s special shareholders’ meetings on February 12, 2018. In addition, ASE’s board of directors approved a capital reduction in April 2018 to cancel ASE’s 121,852 thousand treasury shares and the record date was April 9, 2018. ASE has completed the registration formalities before April 30, 2018.

ASE issued ordinary shares in connection with its merger with its subsidiaries. The shares held by its subsidiaries were reclassified to treasury shares on the proportion owned by ASE. As disclosed in Note 1, ASE’s ordinary shares held by subsidiaries were exchanged to the Company’s ordinary shares on April 30, 2018 in accordance with the joint share exchange agreement.

The subsidiaries holding the aforementioned treasury shares retain shareholders’ rights except the rights to participate in any capital increase by cash and voting.

f.	Non-controlling interests

	For the Year Ended December 31
	2016	2017	2018
	NT$	NT$	NT$	US$ (Note 4)

Balance at January 1	$11,492,545	$12,000,551	$13,190,129	$430,909
Adjustment on initial application of IFRS 15 (Note 3)	-	-	5,183	169
Balance at January 1 per IFRS 15	11,492,545	12,000,551	13,195,312	431,078
Share of profit for the year	1,253,438	1,677,941	1,204,217	39,341
Other comprehensive income (loss)
Exchange difference on translating foreign operations	(601,787)	(334,920)	(198,365)	(6,480)
Unrealized gain on available-for-sale financial assets	1,129	5,763	-	-
Unrealized loss on equity instruments at FVTOCI	-	-	(23,928)	(782)
Remeasurement on defined benefit plans	8,846	(13,724)	(30,079)	(983)
Non-controlling interests arising from acquisition of subsidiaries (Note 30)	-	-	3,582,866	117,049
Acquisition of non-controlling interests in subsidiaries	42,857	-	(2,492,915)	(81,441)
Partial disposal of subsidiaries (Note 32)	26,436	(3,055)	1,693,064	55,311
Subsidiaries’ buy back of their own outstanding ordinary shares (Note 32)	(912,886)	-	(801,884)	(26,197)

	For the Year Ended December 31
	2016	2017	2018
	NT$	NT$	NT$	US$ (Note 4)

Non-controlling interest relating to outstanding vested employee share options granted by subsidiaries	$927,823	$263,213	$1,936,643	$63,268
Non-controlling interest relating to outstanding expired employee share options granted by subsidiaries	-	(159,200)	-	-
Cash dividends to non-controlling interests	(237,850)	(246,440)	(424,815)	(13,878)

Balance at December 31	$12,000,551	$13,190,129	$17,639,487	$576,265